August 31, 2026
2026 Quarterly Report (Unaudited)

BlackRock Municipal Series Trust
• BlackRock Strategic Municipal Opportunities Fund

Not FDIC Insured • May Lose Value • No Bank Guarantee

Schedule of Investments (unaudited)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Construction & Engineering — 0.1%
TimberHp By Go Lab, Inc.(a)(b)	1,943,710	$ 3,693,049
Total Common Stocks — 0.1% (Cost: $3,338)		3,693,049

	Par (000)
Municipal Bonds
Alabama — 8.1%
Black Belt Energy Gas District, RB
Series A, 5.25%, 01/01/54(c)	$31,050	32,346,251
Series A, 5.25%, 05/01/55(c)	7,450	7,661,143
Series B, 5.00%, 10/01/55(c)	2,950	3,068,888
Series C, 5.50%, 10/01/54(c)	25,000	26,566,813
Series D, 5.00%, 03/01/55(c)	2,200	2,289,242
Series F, 5.00%, 12/01/35	22,055	22,956,617
Black Belt Energy Gas District, Refunding RB, Series H-1, 5.00%, 01/01/34	11,185	11,609,916
County of Jefferson Alabama Sewer Revenue, Refunding RB
5.25%, 10/01/49	5,485	5,600,703
5.50%, 10/01/53	7,075	7,276,402
Energy Southeast A Cooperative District, RB(c)
Series A-1, 5.50%, 11/01/53	30,150	31,970,505
Series B, 5.25%, 07/01/54	21,885	22,936,920
Series B-1, 5.75%, 04/01/54	36,850	39,740,790
Southeast Energy Authority A Cooperative District, RB
Series B, 5.00%, 01/01/54(c)	31,495	32,855,949
Series B, 5.25%, 03/01/55(c)	4,000	4,105,294
Series E, 5.00%, 10/01/30	15,000	15,880,398
		266,865,831
Alaska — 0.0%
Northern Tobacco Securitization Corp., Refunding RB, Series A, Class 1, 4.00%, 06/01/50	1,000	838,191
Arizona — 2.1%
Arizona Industrial Development Authority, RB, 7.10%, 01/01/55(d)	3,095	3,097,709
City of Mesa Arizona Utility System Revenue, RB
5.00%, 07/01/41	7,535	7,891,844
5.00%, 07/01/44	10,000	10,377,368
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	3,330	3,514,040
Maricopa County & Phoenix Industrial Development Authorities, RB, S/F Housing, Series C, (FHLMC, FNMA, GNMA), 6.25%, 03/01/55	5,685	6,241,795
Maricopa County Industrial Development Authority, RB, 7.38%, 10/01/29(d)	17,415	18,035,597
Salt River Project Agricultural Improvement & Power District, RB
Series A, 5.00%, 01/01/50	4,000	4,061,190
Series A, 5.25%, 01/01/54	10,000	10,317,806
Series B, 5.00%, 01/01/48	6,250	6,394,186
		69,931,535
Security	Par (000)	Value
Arkansas(d) — 1.9%
Arkansas Development Finance Authority, RB
7.38%, 07/01/56	$27,000	$ 27,911,998
AMT, 4.88%, 07/01/56(c)	8,500	8,782,327
Sustainable Bonds, 7.50%, 07/01/48	23,000	25,975,945
		62,670,270
California — 4.4%
Burbank-Glendale-Pasadena Airport Authority Brick Campaign, ARB, Series B, AMT, 5.25%, 07/01/49	3,115	3,199,413
California Community Choice Financing Authority, RB
Sustainable Bonds, 5.00%, 10/01/34	7,120	7,520,205
Sustainable Bonds, 5.00%, 06/01/36	8,655	9,247,236
California County Tobacco Securitization Agency, RB, Series D, 0.00%, 06/01/55(e)	12,395	893,476
California Enterprise Development Authority, RB, 10.00%, 11/15/32(d)	670	650,957
California Housing Finance Agency, RB, M/F Housing, Series A, 4.25%, 01/15/35	16	16,407
California Infrastructure & Economic Development Bank, Refunding RB, Class B, AMT, Sustainability Bonds, 12.00%, 01/01/65(c)(d)	42,245	26,825,575
California Municipal Finance Authority, RB(d)
5.38%, 07/01/34	1,000	1,000,482
5.63%, 07/01/44	2,760	2,752,585
California Municipal Finance Authority, RB, M/F Housing, Series 2, Class A-1, 4.50%, 03/20/48(c)	4,210	4,225,813
California School Finance Authority, RB(d)
Series A, 7.00%, 06/01/54	895	805,301
Series B, 9.00%, 06/01/34	100	100,520
California Statewide Financing Authority, RB, Series D, 0.00%, 06/01/55(d)(e)	10,750	635,279
City of Los Angeles Department of Airports, ARB, AMT, Sustainability Bonds, 5.25%, 05/15/47	1,500	1,537,155
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.50%, 05/15/55	3,750	3,896,701
City of San Francisco California Public Utilities Commission Water Revenue, Refunding RB, 5.25%, 11/01/52	5,000	5,242,278
CSCDA Community Improvement Authority, RB, M/F Housing(d)
Sustainability Bonds, 4.00%, 07/01/58	5,880	3,080,872
Series B, Sustainability Bonds, 4.00%, 07/01/58	6,700	3,161,134
Golden State Tobacco Securitization Corp., Refunding RB, CAB, Series B-2, Subordinate, 0.00%, 06/01/66(e)	136,220	12,694,832
Las Virgenes Unified School District, GO, Series B, Election 2022, 5.25%, 08/01/51	5,000	5,256,650
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB
Class A, AMT, 5.25%, 05/01/49	7,025	7,252,899
Series 2, Class A, AMT, 5.25%, 05/01/42	1,285	1,360,509
Series A, AMT, 5.25%, 05/01/55	2,760	2,823,349
Series A, AMT, 5.50%, 05/01/55	19,000	19,808,764
Southern California Public Power Authority, RB, Sustainability Bonds, 5.00%, 11/01/33	6,360	6,688,300
State of California, Refunding GO, 5.00%, 09/01/43	7,080	7,513,853
University of California, RB, Series CH, 5.25%, 05/15/38	4,940	5,646,829
		143,837,374

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado — 3.7%
Arapahoe County School District No. 5 Cherry Creek, GO, (SAW), 5.25%, 12/15/43	$5,720	$ 6,154,772
Board of Governors of Colorado State University System, RB, Series C, 5.25%, 03/01/50	1,550	1,608,178
City of Aurora Colorado Water Revenue, RB, 1st Lien, 4.00%, 08/01/54	5,680	4,972,133
City of Colorado Springs Colorado Utilities System Revenue, RB
Series A, 5.00%, 11/15/43	3,550	3,773,102
Series B, 5.00%, 11/15/47	13,000	13,358,231
Colorado Bridge & Tunnel Enterprise, RB, Series A, (AG), 5.25%, 12/01/50	3,000	3,121,133
Colorado Educational & Cultural Facilities Authority, RB, Series B, Subordinate Lien, 8.50%, 02/01/59(d)	4,345	4,745,585
Colorado Health Facilities Authority, RB
5.00%, 11/15/36	3,275	3,608,723
Series A, 5.00%, 11/15/32	12,810	13,943,121
Series A, 5.00%, 11/15/34	9,960	10,958,370
Colorado Health Facilities Authority, Refunding RB
Series A, 3.00%, 11/15/51	1,395	951,643
Series B, 5.00%, 05/15/34	3,930	4,342,028
County of Adams Colorado, COP, 5.25%, 12/01/49	10,065	10,465,008
Denver City & County School District No. 1, GO, Series C, (SAW), 5.50%, 12/01/47	6,990	7,527,563
Douglas County School District No. Re-1 Douglas & Elbert Counties, GO
Series 1, (SAW), 5.00%, 12/15/43	9,980	10,515,052
Series 1, (SAW), 5.00%, 12/15/44	12,000	12,600,295
Flying Horse Metropolitan District No. 3, Refunding GOL, 6.00%, 12/01/49(d)	2,965	2,965,595
Red Barn Metropolitan District, Refunding GOL, Series A, 5.50%, 12/01/55	2,100	2,080,746
University of Colorado, RB, Series A, 5.00%, 06/01/50	3,335	3,413,153
		121,104,431
Connecticut — 1.1%
Aquarion Water Authority, RB
Series A, 5.00%, 08/01/35	795	878,957
Series A, 5.25%, 08/01/37	900	1,008,117
Series A, 5.25%, 08/01/38	1,260	1,397,941
Series A, 5.25%, 08/01/39	1,590	1,745,278
Series A, 5.25%, 08/01/45	3,335	3,562,917
Series B, 5.25%, 02/01/31	3,965	4,311,329
Series B, 5.25%, 02/01/33	3,625	4,022,630
Series D, Subordinate, 5.25%, 08/01/38	1,200	1,324,103
Aquarion Water Authority, RB, CAB, Series E, Subordinate, (BAM), 0.00%, 08/01/48(e)	2,750	889,269
Mohegan Tribal Finance Authority, RB, 7.00%, 02/01/45(d)	3,045	3,070,211
State of Connecticut Special Tax Revenue, RB, Series A-2, 5.00%, 07/01/44	10,145	10,686,584
Waterbury Housing Authority, RB, M/F Housing, Series A, (FHLMC), 4.50%, 02/01/42	3,675	3,580,001
		36,477,337
Delaware(d) — 0.5%
Affordable Housing Opportunities Trust, RB, Series AH- 01, Class B, 6.88%, 05/01/39	14,813	14,634,630
Town of Bridgeville Delaware, ST, 5.25%, 07/01/44	340	335,766
		14,970,396
Security	Par (000)	Value
District of Columbia — 1.5%
District of Columbia Income Tax Revenue, Refunding RB, Series A, 5.25%, 06/01/50	$5,000	$ 5,211,721
District of Columbia Tobacco Settlement Financing Corp., RB, Series A, 0.00%, 06/15/46(e)	3,645	798,241
District of Columbia Water & Sewer Authority, Refunding RB
Subordinate, 5.00%, 10/01/39	1,585	1,718,436
Series A, Subordinate Lien, 5.00%, 10/01/38	1,500	1,643,394
District of Columbia, GO, Series A, 5.00%, 08/01/49	10,135	10,354,889
District of Columbia, Refunding GO
Series A, 5.00%, 06/01/44	4,450	4,701,744
Series A, 5.00%, 06/01/45	3,000	3,156,708
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 5.50%, 10/01/44	2,395	2,575,511
Series A, AMT, 5.50%, 10/01/45	3,000	3,216,113
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB
Sustainability Bonds, 5.00%, 07/15/45	3,945	4,064,720
Sustainability Bonds, 5.00%, 07/15/48	11,570	11,754,355
		49,195,832
Florida — 5.7%
Alta Lakes Community Development District, SAB
3.75%, 05/01/29	340	338,996
4.63%, 05/01/49	1,775	1,599,773
Babcock Ranch Community Independent Special District, SAB
4.75%, 11/01/26	100	100,081
5.00%, 11/01/31	500	500,436
Series 2024, 5.00%, 05/01/44(d)	1,370	1,352,556
Brevard County Health Facilities Authority, Refunding RB
4.00%, 11/15/31(d)	580	555,922
5.00%, 07/01/34	4,460	4,886,007
Capital Trust Agency, Inc., RB(d)
4.88%, 06/15/56	12,000	9,302,917
Series A, 5.00%, 06/15/49	5,000	4,469,577
Celebration Pointe Community Development District No. 1, SAB(b)(f)
5.00%, 05/01/34	710	568,000
5.13%, 05/01/45	985	788,000
Charlotte County Industrial Development Authority, RB, AMT, 5.50%, 10/01/36(d)	2,600	2,602,117
City of Fort Lauderdale Florida Water & Sewer Revenue, RB
Series A, 5.00%, 09/01/43	3,425	3,616,882
Series A, 5.00%, 09/01/44	2,595	2,727,196
Series B, 5.50%, 09/01/48	8,510	9,061,793
City of Jacksonville Florida, Refunding RB
5.00%, 10/01/43	5,000	5,261,067
5.00%, 10/01/49	7,000	7,132,538
County of Lee Florida Airport Revenue, ARB
Series A-1, AMT, 5.25%, 10/01/44	2,300	2,389,278
Series A-1, AMT, 5.25%, 10/01/46	2,000	2,058,416
Series A-1, AMT, 5.25%, 10/01/47	3,375	3,455,454
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.25%, 10/01/50	2,100	2,131,430
County of Miami-Dade Florida Water & Sewer System Revenue, Refunding RB, Series B, 4.00%, 10/01/42	16,595	15,677,675
County of Miami-Dade Florida, RB, 0.00%, 10/01/39(e)	15,765	8,885,881
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Florida (continued)
County of Monroe Florida, RB, 5.00%, 04/01/48	$5,560	$ 5,717,976
County of Pasco Florida, RB, 5.00%, 09/01/48	1,000	1,004,230
County of Sarasota Florida Utility System Revenue, RB, 5.25%, 10/01/47	14,795	15,272,122
Crossings At Fleming Island Community Development District, Refunding SAB, Series A-3, Senior Lien, 6.50%, 05/01/44	1,930	1,931,659
Epperson North Community Development District, SAB, Series A, 4.00%, 11/01/51	860	686,375
Florida Development Finance Corp., RB
Series A, 5.75%, 06/15/29(d)	225	225,216
Series A, 6.00%, 06/15/34(d)	440	440,397
Series A, 5.25%, 08/01/51	2,500	2,547,894
Series C, 5.75%, 12/15/56(d)	4,090	2,994,722
Series A, AMT, 10.00%, 07/15/59(b)(c)(d)(f)	19,225	5,383,000
Florida Development Finance Corp., Refunding RB(d)
Series A, 4.50%, 12/15/56	11,970	7,652,808
AMT, 12.00%, 07/15/32(b)(c)(f)	7,850	2,198,000
Greater Orlando Aviation Authority, ARB, AMT, 5.25%, 10/01/41	5,065	5,322,697
Harbor Bay Community Development District, Refunding SAB, Series A-2, 3.75%, 05/01/34	990	950,897
Harbor Bay Community Development District, SAB, Series A-1, 4.10%, 05/01/48	1,400	1,200,060
Hillsborough County Aviation Authority, ARB, Series B, AMT, 5.50%, 10/01/49	3,005	3,134,341
Hobe-St Lucie Conservancy District, SAB, 5.88%, 05/01/55	1,610	1,616,498
JEA Water & Sewer System Revenue, Refunding RB, Series A, 5.25%, 10/01/49	7,255	7,471,834
Lakewood Ranch Stewardship District, SAB
4.40%, 05/01/39	415	406,863
4.88%, 05/01/45	2,215	2,171,104
4.50%, 05/01/49	480	425,964
North AR-1 Pasco Community Development District, SAB
Series A, 5.75%, 05/01/44	295	298,257
Series A, 6.00%, 05/01/54	520	521,060
Orange County Health Facilities Authority, Refunding RB
Series A, 5.00%, 10/01/45	4,875	4,976,438
Series A, 5.00%, 10/01/47	2,000	2,021,388
Orlando Utilities Commission, RB
Series A, 5.00%, 10/01/48	10,000	10,277,307
Series A, 5.00%, 10/01/50	5,000	5,114,450
Sawyers Landing Community Development District, SAB, 4.25%, 05/01/53	3,015	2,479,522
Shadowlawn Community Development District, SAB, 5.50%, 05/01/44	1,430	1,398,341
Sterling Hill Community Development District, Refunding SAB, Series B, 5.50%, 11/01/10(b)(f)	143	54,167
Talavera Community Development District, SAB, 4.50%, 05/01/50	770	672,581
Village Center Community Development District, Refunding RB, 5.02%, 11/01/36	1,500	1,459,226
Security	Par (000)	Value
Florida (continued)
Westside Haines City Community Development District, SAB
5.75%, 05/01/44	$1,190	$ 1,203,877
6.00%, 05/01/54	460	461,779
		189,155,042
Georgia — 1.4%
City of Atlanta Georgia Department of Aviation, ARB
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/41	1,700	1,791,099
Series B-1, AMT, Sustainability Bonds, 5.25%, 07/01/50	6,825	6,955,357
Columbia County Hospital Authority, RB, Series A, (AG), 5.00%, 04/01/48	3,445	3,512,967
Development Authority for Fulton County, RB, (BAM- TCRS), 4.00%, 07/01/49	4,130	3,682,036
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)(d)(f)	3,355	2,247,850
Main Street Natural Gas, Inc., RB(c)
Series A, 5.00%, 06/01/53	12,500	12,960,492
Series D, 5.00%, 05/01/54	7,725	8,023,615
Metropolitan Atlanta Rapid Transit Authority, RB, Series A, Sustainability Bonds, 5.25%, 07/01/50	2,295	2,417,484
State of Georgia, GO, Series 3, 3.00%, 08/01/37	5,385	4,894,008
		46,484,908
Hawaii — 0.2%
State of Hawaii Airports System Revenue, Refunding RB, Series C, AMT, 5.00%, 07/01/44	3,000	3,083,863
State of Hawaii State Highway Fund, RB, Series A, 5.00%, 01/01/43	3,600	3,840,317
		6,924,180
Idaho — 0.7%
Idaho Health Facilities Authority, Refunding RB, Series A, 5.00%, 03/01/42	5,600	5,794,798
Idaho Housing & Finance Association, RB, Series A, 5.25%, 08/15/48	5,180	5,412,537
Idaho Housing & Finance Association, Refunding RB(d)
8.00%, 03/01/39	525	516,060
6.00%, 03/01/61	4,690	4,647,641
Idaho Housing & Finance Association, Refunding RB, CAB, 0.00%, 03/01/62(d)(e)	12,620	6,542,980
		22,914,016
Illinois — 2.4%
Chicago Midway International Airport, Refunding ARB, Series A, AMT, Senior Lien, (BAM), 5.50%, 01/01/53	3,285	3,368,581
Chicago Midway International Airport, Refunding RB, Series C, AMT, 5.00%, 01/01/38	1,240	1,295,301
Chicago O’Hare International Airport, Refunding ARB, Series A, AMT, Senior Lien, 5.25%, 01/01/42	1,850	1,915,884
Chicago O’Hare International Airport, Refunding RB, Series C, AMT, 5.25%, 01/01/45	1,000	1,028,916
City of Chicago Illinois Lakeshore East Special Assessment Area, Refunding SAB(d)
2.69%, 12/01/26	267	266,061
2.87%, 12/01/27	221	218,358
Illinois Finance Authority, RB
Series A, Sustainability Bonds, 5.00%, 07/01/43	1,000	1,056,126

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Illinois (continued)
Illinois Finance Authority, RB (continued)
Series A, Sustainability Bonds, 5.00%, 07/01/44	$1,000	$ 1,051,368
Illinois Housing Development Authority, Refunding RB, Series H-1, 4.00%, 01/01/42	5,245	4,795,893
Illinois Housing Development Authority, Refunding RB, S/F Housing, Series H, Sustainability Bonds, (FHLMC, FNMA, GNMA), 4.65%, 10/01/43	4,595	4,535,645
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/44	9,250	9,568,995
Series A, 5.25%, 01/01/45	10,000	10,485,039
Metropolitan Water Reclamation District of Greater Chicago, GOL, Series A, Sustainable Bonds, 4.00%, 12/01/51	1,500	1,289,241
Regional Transportation Authority, RB, Series A, 5.00%, 06/01/50	5,000	5,054,273
State of Illinois Sales Tax Revenue, RB, Series A, 5.00%, 06/15/42	1,500	1,548,226
State of Illinois, GO
Series B, 5.25%, 05/01/44	11,920	12,299,466
Series B, 5.25%, 05/01/49	4,000	4,058,977
Series C, 5.00%, 12/01/46	4,850	4,883,479
Series C, 5.50%, 04/01/51	5,200	5,409,175
Series F, 5.25%, 09/01/48	2,950	2,998,249
State of Illinois, Refunding GO, 5.00%, 02/01/37	2,400	2,560,116
		79,687,369
Indiana — 0.7%
Indiana Finance Authority, RB, Series A, Sustainability Bonds, 5.00%, 02/01/43	5,000	5,253,424
Indiana Finance Authority, Refunding RB
Series C, 5.00%, 10/01/42	2,650	2,769,761
Series C, 5.00%, 02/01/45	1,375	1,442,967
Series B, Sustainability Bonds, 5.00%, 02/01/44	3,510	3,668,342
Indianapolis Local Public Improvement Bond Bank, RB, Series D, 6.00%, 02/01/48	3,150	3,415,959
Indianapolis Local Public Improvement Bond Bank, Refunding ARB, Series B1, 5.25%, 01/01/55	4,000	4,091,684
IPS Multi-School Building Corp., Refunding RB, Sustainability Bonds, 5.00%, 07/15/44	1,500	1,549,150
		22,191,287
Iowa — 0.2%
PEFA, Inc., Refunding RB, Series A, 5.00%, 04/01/35	5,800	6,064,590
Kansas — 0.8%
Kansas Development Finance Authority, Refunding RB, Series C-1, 5.00%, 09/01/46	7,690	7,919,603
State of Kansas Department of Transportation, Refunding RB, Series A, 5.00%, 09/01/44	2,050	2,165,522
University of Kansas Hospital Authority, Refunding RB, 5.25%, 03/01/46	3,000	3,158,099
Wyandotte County Unified School District No. 500 Kansas City, GO, (BAM), 5.00%, 09/01/50	14,090	14,311,167
		27,554,391
Kentucky — 0.3%
Jefferson County Board of Education, GO, Series A, 08/01/42(g)	5,000	4,718,060
Security	Par (000)	Value
Kentucky (continued)
Kentucky State Property & Building Commission, RB, Series A, 5.00%, 03/01/43	$2,485	$ 2,614,133
Westvaco Corp., RB, 7.67%, 01/15/27(d)	3,100	3,127,533
		10,459,726
Louisiana — 0.5%
City of Lafayette Louisiana Utilities Revenue, RB, (AG), 5.00%, 11/01/44	5,910	6,171,221
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	10,000	10,093,139
		16,264,360
Maine — 1.0%
Finance Authority of Maine, RB
Series B, 9.50%, 06/01/32	3,070	2,611,163
Series A, AMT, 8.50%, 06/01/32	3,250	2,764,640
AMT, Sustainability Bonds, 8.50%, 06/01/35(b)(f)	18,454	9,578,603
Maine Health & Higher Educational Facilities Authority, Refunding RB, 4.00%, 07/01/37(d)	18,500	17,008,391
		31,962,797
Maryland — 1.9%
County of Anne Arundel Maryland, GOL
5.00%, 10/01/39	2,140	2,334,980
5.00%, 10/01/46	1,665	1,750,449
County of Prince George’s Maryland, Refunding GOL, Series A, 5.00%, 08/01/40	4,500	4,780,412
Maryland Community Development Administration, RB, M/F Housing, Series D-1, Sustainability Bonds, (FNMA), 4.35%, 02/01/44	8,230	7,630,167
Maryland Health & Higher Educational Facilities Authority, RB, 7.00%, 03/01/55(d)	10,405	10,649,050
State of Maryland, GO
5.00%, 06/01/39	20,775	22,701,954
5.00%, 06/01/40	5,530	5,985,887
Series 1, 5.00%, 06/01/41	6,985	7,501,996
		63,334,895
Massachusetts — 3.2%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 06/01/45	9,905	10,380,142
Series I, 5.00%, 12/01/47	1,000	1,034,956
Commonwealth of Massachusetts, GOL
5.00%, 06/01/46	1,900	1,987,892
5.00%, 06/01/47	3,600	3,744,209
5.00%, 06/01/48	6,500	6,721,586
5.00%, 06/01/49	5,000	5,151,277
Series A, 5.00%, 05/01/48	6,220	6,374,692
Series D, 5.00%, 10/01/50	10,000	10,207,113
Series D, 5.00%, 10/01/53	10,000	10,139,162
Series E, 5.00%, 11/01/47	4,500	4,630,133
Massachusetts Bay Transportation Authority Sales Tax Revenue, Refunding RB, Series A, 5.00%, 07/01/46	5,560	5,785,706
Massachusetts Clean Water Trust, Refunding RB, 3.00%, 08/01/40	535	445,380
Massachusetts Development Finance Agency, RB
5.00%, 10/01/38	5,000	4,749,030
5.00%, 10/01/43	5,000	4,652,022
Massachusetts Development Finance Agency, Refunding RB, 4.13%, 10/01/42(d)	4,225	3,892,880
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Massachusetts (continued)
Massachusetts Port Authority, Refunding ARB, Series C, AMT, 5.00%, 07/01/49	$5,000	$ 5,013,881
Massachusetts School Building Authority, RB, Series A, Subordinate, 5.00%, 02/15/50	13,375	13,723,595
Town of Nantucket Massachusetts, Refunding GOL, 4.00%, 03/15/47	1,240	1,162,611
Town of Wakefield Massachusetts, GOL, 5.00%, 08/15/50	5,000	5,164,595
		104,960,862
Michigan — 1.9%
Michigan Finance Authority, RB
4.00%, 02/15/47	7,825	6,960,796
Series A, 6.50%, 06/01/57(b)(d)(f)	4,020	1,929,600
Michigan Finance Authority, Refunding RB, Series A, Class 1, 4.00%, 06/01/49	17,745	14,981,218
Michigan State Hospital Finance Authority, Refunding RB
Series A-1, 5.00%, 11/15/32	14,685	15,870,215
Series A-1, 5.00%, 11/15/36	9,400	10,244,606
Series A-2, 5.50%, 11/15/56	2,800	2,925,288
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.15%, 10/01/53	4,580	3,991,954
State of Michigan Trunk Line Revenue, RB, 5.00%, 11/15/46	6,340	6,559,789
		63,463,466
Mississippi — 0.1%
Mississippi Home Corp., RB, Series 2025-06FN, Class PT, 4.55%, 04/01/42	3,945	3,910,877
Missouri — 1.6%
City of St Louis Missouri Airport Revenue, ARB, Series A, (AG), 5.25%, 07/01/49	17,400	17,974,661
Health & Educational Facilities Authority of the State of Missouri, RB(g)
Series A, 06/01/33	9,915	10,817,880
Series A, 06/01/36	6,235	6,839,153
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 04/01/45	5,000	4,595,533
Kansas City Industrial Development Authority, ARB, Series A, AMT, 5.00%, 03/01/44	5,000	5,013,930
Kansas City Industrial Development Authority, RB, M/F Housing, Sustainability Bonds, (FNMA), 4.39%, 09/01/42	7,421	6,887,653
		52,128,810
Nebraska — 0.4%
Omaha Airport Authority, ARB, AMT, 5.25%, 12/15/49	4,415	4,507,033
Omaha Public Power District, RB
Series A, 5.00%, 02/01/51	5,585	5,712,837
Series A, 5.25%, 02/01/53	4,000	4,131,582
		14,351,452
Nevada — 1.6%
Clark County School District, Refunding GOL
Series A, (AG), 5.00%, 06/15/38	5,000	5,455,599
Series B, 5.00%, 06/15/45	10,000	10,324,816
Clark County Water Reclamation District, GOL
5.00%, 07/01/46	12,335	12,745,035
5.00%, 07/01/47	3,290	3,384,342
Las Vegas Valley Water District, GOL, Series A, 5.00%, 06/01/45	4,230	4,426,224
Security	Par (000)	Value
Nevada (continued)
Las Vegas Valley Water District, Refunding GOL, Series A, 5.00%, 06/01/45	$10,000	$ 10,546,781
State of Nevada Department of Business & Industry, RB, Series A, 4.50%, 12/15/29(d)	160	160,020
Washoe County School District, GOL, Series A, 4.00%, 06/01/42	4,715	4,517,120
		51,559,937
New Hampshire — 1.1%
New Hampshire Business Finance Authority, RB, 5.88%, 12/15/33(d)	3,113	3,101,359
New Hampshire Business Finance Authority, RB, M/F Housing
Series 2026, Class 1, 4.25%, 07/20/41	5,497	5,147,101
Series 2, Sustainability Bonds, 4.25%, 07/20/41	12,011	11,650,738
Series 2, Class 3-A, Sustainability Bonds, 4.16%, 10/01/51(c)	11,125	10,440,980
New Hampshire Business Finance Authority, Refunding RB, 3.30%, 04/01/32	8,545	6,252,647
		36,592,825
New Jersey — 2.3%
New Jersey Economic Development Authority, RB, Series B, 5.50%, 11/01/26(d)	95	94,638
New Jersey Transportation Trust Fund Authority, RB
5.25%, 06/15/46	2,435	2,525,859
Series AA, 5.00%, 06/15/43	2,000	2,089,462
Series AA, 5.00%, 06/15/44	4,000	4,159,370
Series CC, 5.00%, 06/15/41	3,725	3,903,797
Series CC, 5.25%, 06/15/50	17,700	18,315,934
Series CC, 5.25%, 06/15/55	16,320	16,763,411
New Jersey Transportation Trust Fund Authority, Refunding RB
Series AA, 5.25%, 06/15/41	7,250	7,733,625
Series AA, 5.00%, 06/15/42	14,520	15,212,909
New Jersey Turnpike Authority, RB, Series A, 5.25%, 01/01/50	5,125	5,350,409
		76,149,414
New York — 10.1%
City of New York, GO
Series A-1, 5.00%, 08/01/42	4,000	4,164,217
Series C, 5.25%, 03/01/49	11,675	11,980,231
Empire State Development Corp., RB, Series A, 5.00%, 03/15/43	7,000	7,321,191
Empire State Development Corp., Refunding RB, Series A, Sustainability Bonds, 5.00%, 03/15/55	4,070	4,113,763
Long Island Power Authority, Refunding RB
Series B, 5.00%, 09/01/34	940	1,055,632
Series B, 5.00%, 09/01/35	175	197,084
Series B, 5.00%, 09/01/38	770	846,509
Series B, 5.00%, 09/01/39	875	950,690
Series B, 5.00%, 09/01/46	1,395	1,456,334
New York City Municipal Water Finance Authority, RB
Series BB-1, 5.00%, 06/15/50	3,025	3,074,814
Sub-Series AA-1, 5.25%, 06/15/53	3,825	3,927,196
Sub-Series BB-1, 5.25%, 06/15/54	1,000	1,025,857
Series AA, Class 1, Subordinate, 5.00%, 06/15/51	4,000	4,039,253
New York City Municipal Water Finance Authority, Refunding RB, Series AA2, Subordinate, 5.00%, 06/15/49	3,735	3,801,329

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, (SAW), 5.00%, 07/15/37	$4,000	$ 4,452,840
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
Series B-1, 5.50%, 11/01/52	5,000	5,274,929
Series D, 5.00%, 05/01/46	10,295	10,514,271
Series D-1, 5.25%, 11/01/48	13,315	13,769,032
Series F-1, 5.25%, 02/01/53	3,425	3,504,054
Series A, Subordinate, 5.00%, 05/01/43	5,520	5,685,098
Series A-1, Subordinate, 5.00%, 05/01/42	5,000	5,224,851
Series B, Subordinate, 5.00%, 05/01/45	1,500	1,537,364
Series B, Subordinate, 5.00%, 05/01/46	1,000	1,019,096
Series F-1, Subordinate, 4.00%, 02/01/51	2,500	2,159,688
Series G-1, Subordinate, 5.00%, 05/01/46	2,365	2,412,796
Series G-1, Subordinate, 5.00%, 05/01/52	4,000	4,023,552
Series H-1, Subordinate, 5.00%, 11/01/46	1,250	1,278,123
Series H-1, Subordinate, 5.25%, 11/01/48	8,500	8,781,885
Series H-1, Subordinate, 5.00%, 11/01/50	6,000	6,039,505
Series I-1, Subordinate, 5.00%, 05/01/50	10,000	10,065,235
Series I-1, Subordinate, 5.50%, 05/01/53	10,555	11,059,250
New York Counties Tobacco Trust VI, Refunding RB, Series A-2B, 5.00%, 06/01/51	1,000	723,030
New York Liberty Development Corp., Refunding RB, Series 1, 3.00%, 02/15/42	2,500	1,989,097
New York State Dormitory Authority, Refunding RB
Series A, 4.00%, 03/15/46	5,000	4,558,191
Series A, 5.00%, 03/15/47	2,430	2,516,753
Series A, 5.00%, 03/15/48	20,135	20,577,268
Series A, 5.00%, 03/15/50	16,150	16,362,058
Series A, 5.25%, 03/15/52	5,000	5,134,178
Series B, 4.00%, 03/15/54	1,500	1,303,175
Series B, 5.00%, 03/15/54	5,000	5,048,250
Series C, 5.00%, 03/15/44	500	522,231
Series C, 5.25%, 03/15/50	5,000	5,189,421
Series E, 5.00%, 09/15/28(h)	5	5,240
New York State Thruway Authority, RB
Series A, 5.00%, 03/15/43	10,000	10,523,278
Series A, 5.00%, 09/15/49	9,500	9,727,864
Series A, 5.00%, 09/15/53	10,000	10,107,853
Series A, 5.00%, 09/15/54	5,000	5,048,393
Series A, 5.00%, 09/15/55	10,000	10,087,351
New York State Thruway Authority, Refunding RB, Series P, 5.00%, 01/01/49	2,000	2,036,119
New York Transportation Development Corp., ARB, AMT, Sustainability Bonds, 6.00%, 06/30/55	8,000	8,370,306
New York Transportation Development Corp., RB
AMT, Sustainability Bonds, 5.25%, 06/30/43	3,000	3,053,937
AMT, Sustainability Bonds, 5.25%, 06/30/44	4,000	4,057,282
AMT, Sustainability Bonds, 5.38%, 06/30/60	14,010	13,841,461
AMT, Sustainability Bonds, 5.50%, 06/30/60	4,945	4,966,157
New York Transportation Development Corp., Refunding RB
Series A, AMT, Sustainability Bonds, 5.25%, 12/31/54	1,675	1,687,505
Series A, AMT, Sustainability Bonds, 5.50%, 12/31/60	4,110	4,117,071
Triborough Bridge & Tunnel Authority, RB
Series A, 5.00%, 11/15/46	1,205	1,261,101
Security	Par (000)	Value
New York (continued)
Triborough Bridge & Tunnel Authority, RB (continued)
Series A, 5.25%, 11/15/51	$6,740	$ 7,004,086
Triborough Bridge & Tunnel Authority, Refunding RB
Series C, 5.25%, 05/15/52	23,785	24,410,419
Series C, Sustainability Bonds, 5.25%, 11/15/40	4,000	4,317,598
		333,302,342
North Carolina — 0.6%
City of Charlotte North Carolina Water & Sewer System Revenue, Refunding RB, Series A, 5.00%, 07/01/45	3,140	3,272,474
City of Greensboro North Carolina Combined Water & Sewer System Revenue, Refunding RB, Series B, 5.00%, 06/01/49	6,290	6,500,781
North Carolina Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 6.25%, 01/01/55	4,625	5,070,341
North Carolina Medical Care Commission, RB
Series A, 5.00%, 10/01/44	375	380,497
Series A, 5.00%, 10/01/49	375	373,926
Series A, 5.13%, 10/01/54	195	192,616
North Carolina Medical Care Commission, Refunding RB, Series A, 5.25%, 01/01/41	2,275	2,167,641
Town of Mooresville North Carolina, SAB, 5.38%, 03/01/40(d)	135	135,093
		18,093,369
North Dakota — 0.1%
North Dakota Housing Finance Agency, RB, S/F Housing, Series C, Sustainability Bonds, 6.25%, 01/01/55	4,380	4,803,411
Ohio — 1.5%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/39	1,615	1,570,369
Series B-2, Class 2, 5.00%, 06/01/55	23,100	17,635,919
Buckeye Tobacco Settlement Financing Authority, Refunding RB, CAB, Series B-3, Class 2, 0.00%, 06/01/57(e)	76,535	5,122,250
Columbus Regional Airport Authority, Refunding ARB, Series A, AMT, 5.50%, 01/01/50	4,000	4,139,677
Columbus-Franklin County Finance Authority, RB, M/F Housing, (FNMA), 4.82%, 11/01/43	2,500	2,469,522
JobsOhio Beverage System, Refunding RB
Series A, Senior Lien, 5.00%, 01/01/44	2,500	2,622,583
Series A, Senior Lien, 5.00%, 01/01/50	8,000	8,163,524
Ohio Housing Finance Agency, RB, S/F Housing, Series B, Sustainability Bonds, (FHLMC, FNMA, GNMA), 7.00%, 03/01/49	1,250	1,424,769
Worthington City School District, GO, Series C, 5.00%, 12/01/48	4,900	5,019,180
		48,167,793
Oklahoma — 1.1%
Oklahoma Capitol Improvement Authority, RB, Series A, 5.25%, 07/01/50	2,185	2,288,335
Oklahoma City Public Property Authority, RB
5.00%, 06/01/32	4,850	5,318,335
5.00%, 06/01/33	5,250	5,799,507
5.00%, 06/01/34	5,725	6,347,191
Oklahoma Development Finance Authority, RB, 7.25%, 09/01/51(d)	4,855	4,772,422
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oklahoma (continued)
Oklahoma Turnpike Authority, RB, Series A, 5.00%, 01/01/44	$4,500	$ 4,705,482
Oklahoma Water Resources Board, RB
5.25%, 04/01/50	3,000	3,132,173
Series A, 4.13%, 10/01/53	3,730	3,307,002
		35,670,447
Oregon — 1.4%
City of Portland Oregon Sewer System Revenue, Refunding RB
Series A, 2nd Lien, 5.00%, 12/01/43	6,000	6,245,725
Series A, 2nd Lien, 5.00%, 10/01/49	18,390	18,819,656
Port of Morrow Oregon, GOL, Series A, 5.15%, 10/01/26(d)	7,860	7,861,536
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, Sustainability Bonds, 5.50%, 07/01/48	4,000	4,165,684
State of Oregon Housing & Community Services Department, RB, M/F Housing, Series B, (FHLMC, FNMA, GNMA), 4.13%, 07/01/43	165	154,630
State of Oregon, GO
Series A, 5.00%, 05/01/48	1,840	1,880,740
Series F, 5.00%, 08/01/48	2,000	2,045,905
Washington & Clackamas Counties School District No. 23J Tigard-Tualatin, GO, (GTD), 5.00%, 06/15/43	3,100	3,266,911
		44,440,787
Pennsylvania — 0.9%
Chester County Health and Education Facilities Authority, Refunding RB, Series A, 5.25%, 12/01/45	1,500	1,199,622
City of Philadelphia Pennsylvania Water & Wastewater Revenue, RB, Series C, (AG), 5.25%, 09/01/54	2,500	2,585,195
Geisinger Authority, Refunding RB, 4.00%, 04/01/50	5,985	5,058,201
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	3,250	3,202,469
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series B-1, 5.00%, 11/01/51	6,510	6,408,210
Pennsylvania Housing Finance Agency, RB, S/F Housing, Series 145A, Sustainability Bonds, 6.00%, 10/01/54	6,015	6,438,000
Pittsburgh School District, GOL, (BAM-TCRS SAW), 3.00%, 09/01/39	1,425	1,188,891
School District of Philadelphia, GOL
Series A, (SAW), 5.00%, 09/01/46	2,000	2,069,349
Series A, (SAW), 5.00%, 09/01/47	1,500	1,542,654
		29,692,591
Puerto Rico — 4.0%
Children’s Trust Fund, RB, Series A, 0.00%, 05/15/57(e)	222,915	8,506,414
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 4.00%, 07/01/37	8,158	7,906,551
Series A-1, Restructured, 4.00%, 07/01/41	1,591	1,476,290
Series A-1, Restructured, 4.00%, 07/01/46	7,867	6,980,069
Commonwealth of Puerto Rico, GO, CAB, Series A, Restructured, 0.00%, 07/01/33(e)	9,280	6,772,393
Commonwealth of Puerto Rico, RB, 0.00%, 11/01/51(b)(c)(f)	72,482	40,636,774
Puerto Rico Electric Power Authority, RB(b)(f)
Series A-1, 10.00%, 07/01/19	928	719,010
Series A-2, 10.00%, 07/01/19	4,681	3,627,434
Series A-3, 10.00%, 07/01/19	6,867	5,322,076
Series B-3, 10.00%, 07/01/19	6,867	5,322,075
Security	Par (000)	Value
Puerto Rico (continued)
Puerto Rico Electric Power Authority, RB(b)(f) (continued)
Series C-1, 5.40%, 01/01/18	$18,867	$ 13,961,755
Series C-3, 5.40%, 01/01/20	1,908	1,411,533
Series C-4, 5.40%, 07/01/20	1,907	1,411,533
Series D-1, 7.50%, 01/01/20	9,399	7,119,667
Series D-2, 7.50%, 01/01/20	5,000	3,787,500
Series D-4, 7.50%, 07/01/20	7,444	5,638,668
Puerto Rico Electric Power Authority, Refunding RB(b)(c)(f)
Series UU, 0.00%, 07/01/17	1,295	958,300
Series UU, 0.00%, 07/01/18	1,165	862,100
Puerto Rico Industrial Tourist Educational Medical & Envirml Ctl Facs Fing Authority, ARB
Series A-1, AMT, 6.75%, 01/01/45	1,790	2,000,434
Series A-2, AMT, 6.50%, 01/01/42	1,170	1,294,610
Series A-2, AMT, 6.75%, 01/01/45	1,790	2,000,434
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Series A-2, Restructured, 4.78%, 07/01/58	2,500	2,356,567
		130,072,187
Rhode Island — 0.2%
State of Rhode Island, GO, Series A, 5.00%, 05/01/43	4,195	4,423,626
Tobacco Settlement Financing Corp., RB, CAB, Series A, 0.00%, 06/01/52(e)	12,980	1,749,478
		6,173,104
South Carolina — 2.2%
City of Charleston South Carolina Waterworks & Sewer System Revenue, RB
5.00%, 01/01/47	2,500	2,584,170
5.00%, 01/01/49	5,955	6,058,331
City of Columbia South Carolina Waterworks & Sewer System Revenue, RB, 5.25%, 02/01/52	6,110	6,306,443
County of Dorchester South Carolina, SAB(d)
5.88%, 10/01/40	2,310	2,342,245
6.00%, 10/01/51	6,240	6,263,303
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(c)	12,640	13,307,124
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(c)	5,680	6,029,050
South Carolina Jobs-Economic Development Authority, RB
7.50%, 08/15/62(d)	6,915	6,077,871
Series A, 5.25%, 11/01/43	11,525	12,074,101
South Carolina Jobs-Economic Development Authority, Refunding RB, Series A, 5.25%, 11/01/42	775	823,015
South Carolina Public Service Authority, RB, Series A, 5.00%, 12/01/44	2,400	2,480,167
South Carolina Public Service Authority, Refunding RB, Series B, 5.00%, 12/01/54	7,520	7,585,943
		71,931,763
Tennessee — 1.9%
City of Memphis Tennessee Sanitary Sewerage System Revenue, RB
(AG), 5.00%, 06/01/47	3,825	3,941,301
(AG), 5.00%, 06/01/48	4,015	4,117,359
County of Shelby Tennessee, GO, Series A, 5.00%, 04/01/37	1,505	1,642,346

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee (continued)
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, 5.25%, 10/01/58	$5,360	$ 4,894,437
Metropolitan Government of Nashville & Davidson County Tennessee Water & Sewer Revenue, Refunding RB
5.00%, 07/01/39	1,015	1,087,295
5.00%, 07/01/45	2,750	2,866,224
5.00%, 07/01/50	5,050	5,163,033
Metropolitan Nashville Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/46	2,250	2,276,757
Series B, AMT, 5.25%, 07/01/51	7,200	7,358,352
Series B, AMT, Subordinate, 5.00%, 07/01/44	1,235	1,246,905
Series A, Subordinate, 5.00%, 07/01/44	5,130	5,226,262
Tennessee Energy Acquisition Corp., Refunding RB, Series A, 5.00%, 12/01/35	11,950	12,438,521
Tennessee Housing Development Agency, RB, S/F Housing, Series 2-A, Sustainability Bonds, (FHLMC, FNMA, GNMA), 6.00%, 01/01/55	4,055	4,408,119
Tennessee State School Bond Authority, RB, Series A, 5.00%, 11/01/47	6,520	6,697,912
		63,364,823
Texas — 11.3%
Arlington Higher Education Finance Corp., RB(b)(d)(f)
7.50%, 04/01/28	210	105,000
7.88%, 11/01/62	5,865	3,519,000
Series A, 5.30%, 04/01/62	4,325	2,162,500
Austin Community College District, GOL, 5.25%, 08/01/53	8,435	8,680,360
Austin Community College District, Refunding GOL, 5.25%, 08/01/50	6,630	6,883,613
Celina Independent School District, GO
Series A, (PSF), 5.25%, 02/15/41	1,800	1,929,689
Series A, (PSF), 5.25%, 02/15/42	1,905	2,033,776
City of Austin Texas Airport System Revenue, Refunding RB, AMT, 5.00%, 11/15/41	500	513,635
City of Austin Texas Water & Wastewater System Revenue, Refunding RB, 5.00%, 11/15/47	4,500	4,651,846
City of Dallas Housing Finance Corp., RB, M/F Housing, Series 2025-04FN, Class PT, 4.63%, 10/01/43	3,300	3,208,516
City of Dallas Texas, Refunding GOL
Series A, 5.00%, 02/15/40	8,000	8,397,751
Series A, 5.00%, 02/15/41	6,020	6,288,545
Series B, 4.00%, 02/15/40	3,750	3,570,345
Series C, 4.00%, 02/15/44	12,185	11,148,187
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.25%, 03/01/49	17,500	18,085,709
City of Houston Texas Airport System Revenue, Refunding ARB
Series A, AMT, Subordinate Lien, 5.25%, 07/01/41	1,865	1,961,488
Series A, AMT, Subordinate Lien, 5.25%, 07/01/42	3,585	3,744,471
City of Houston Texas, Refunding GOL
Series A, 5.00%, 03/01/38	535	567,907
Series A, 5.25%, 03/01/40	350	371,348
Series A, 5.25%, 03/01/43	570	599,482
City of Marble Falls Texas, SAB(d)
3.38%, 09/01/26	100	100,000
3.88%, 09/01/31	200	193,160
4.13%, 09/01/41	730	653,036
Security	Par (000)	Value
Texas (continued)
City of Marble Falls Texas, SAB(d) (continued)
4.38%, 09/01/51	$1,000	$ 852,881
City of Midland Texas, Refunding GOL, Series B, 5.00%, 03/01/47	3,220	3,287,284
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB
Series A, 5.25%, 02/01/46	5,330	5,600,304
Series A, 5.25%, 02/01/49	15,000	15,647,502
Series C, 5.50%, 02/01/49	1,660	1,764,600
Series D, 5.00%, 02/01/43	8,000	8,418,870
Series E, 5.25%, 02/01/49	5,500	5,749,749
Conroe Independent School District, GO, (PSF), 5.00%, 02/15/45	5,000	5,211,852
County of Williamson Texas, Refunding GO, 5.00%, 02/15/43	1,985	2,068,810
Dallas Fort Worth International Airport, Refunding ARB
5.25%, 11/01/48	18,425	19,191,966
Series A-1, AMT, 5.25%, 11/01/45	8,000	8,238,422
Series A-1, AMT, 5.25%, 11/01/46	15,000	15,369,867
Dallas Independent School District, GO, Series A, (PSF), 5.00%, 02/15/48	3,500	3,610,720
Deer Park Independent School District, GO, (PSF), 5.00%, 08/15/47	5,000	5,116,845
Fort Bend Independent School District, Refunding GO
Series A, (PSF), 5.00%, 08/15/44	945	986,019
Series A, (PSF), 5.25%, 08/15/55	5,000	5,186,105
Fredericksburg Independent School District, GO, (PSF), 5.00%, 02/15/47	8,120	8,279,268
Lower Colorado River Authority, Refunding RB
5.25%, 05/15/48	1,890	1,947,642
5.00%, 05/15/49	4,080	4,144,936
Series A, (BAM), 5.25%, 05/15/43	3,450	3,691,102
Medina Valley Independent School District, GO, (PSF), 4.00%, 02/15/53	3,720	3,243,261
Midland Independent School District, GO, (PSF), 5.00%, 02/15/47	5,000	5,192,795
New Hope Cultural Education Facilities Finance Corp., Refunding RB, Series A, 6.75%, 10/01/52	395	403,430
North Texas Municipal Water District Water System Revenue, Refunding RB, 5.25%, 09/01/51	5,800	6,003,754
North Texas Municipal Water District, RB, 5.25%, 06/01/43	4,500	4,694,073
Northwest Independent School District, GO
(PSF), 5.00%, 02/15/48	5,865	5,971,189
Series A, (PSF), 5.00%, 02/15/48	5,130	5,227,835
Permanent University Fund - Texas A&M University System, Refunding RB, Series A, 5.00%, 07/01/33	1,955	2,173,892
Permanent University Fund - University of Texas System, Refunding RB
Series A, 5.00%, 07/01/40	3,700	3,905,548
Series A, 5.00%, 07/01/48	1,750	1,805,725
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	15,000	15,093,417
Port of Beaumont Industrial Development Authority, RB, 4.10%, 01/01/28(d)	16,545	15,276,412
Port of Beaumont Navigation District, Refunding RB, Series A, AMT, 4.00%, 01/01/50(d)	20,670	15,634,207
Pottsboro Independent School District, GO, (PSF), 5.00%, 02/15/47	4,180	4,261,988
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Texas (continued)
Prosper Independent School District, GO
(PSF), 4.00%, 02/15/53	$3,155	$ 2,763,437
(PSF), 4.00%, 02/15/54	4,650	4,050,508
San Antonio Housing Trust Public Facility Corp., RB, Series 2024-11FN, Class PT, 4.45%, 04/01/43	3,385	3,171,128
San Antonio Water System, Refunding RB
Series A, Junior Lien, 5.25%, 05/15/48	7,005	7,337,539
Series C, Junior Lien, 5.00%, 05/15/45	3,275	3,430,108
State of Texas, Refunding GO
5.00%, 10/01/43	5,000	5,289,209
5.00%, 10/01/44	5,725	6,028,237
Tarrant County Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 11/15/49	2,450	2,480,424
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/49	1,000	1,025,226
Texas Department of Housing & Community Affairs, RB, S/F Housing, Series B, (GNMA), 5.25%, 07/01/53	3,760	3,775,034
Texas Transportation Finance Corp., Refunding RB, Series A, Subordinate, 5.25%, 10/01/50	6,000	6,296,653
Texas Water Development Board, RB
5.00%, 08/01/45	2,800	2,925,545
4.00%, 10/15/45	10,000	9,092,077
5.00%, 10/15/47	10,000	10,275,902
University of Houston, Refunding RB, Series A, 4.00%, 02/15/42	3,255	3,024,640
		373,587,301
Utah — 0.7%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.25%, 07/01/42	5,430	5,670,260
Series A, AMT, 5.00%, 07/01/46	3,000	3,028,085
North Davis County Sewer District, RB, Series A, 3.00%, 03/01/39	1,475	1,259,453
University of Utah, Refunding RB
Series A, 5.00%, 08/01/44	2,030	2,145,670
Series A, 5.00%, 08/01/45	3,620	3,813,857
Series A, 5.00%, 08/01/46	4,065	4,258,372
Utah Charter School Finance Authority, RB, 5.63%, 06/15/54(d)	4,885	4,245,620
		24,421,317
Virginia — 2.7%
Ballston Quarter Community Development Authority, TA, Series A-1, 5.50%, 03/01/46	2,765	2,717,002
Ballston Quarter Community Development Authority, TA, CAB, Series A-2, 7.13%, 03/01/59(i)	6,638	6,161,881
Cherry Hill Community Development Authority, SAB, 5.15%, 03/01/35(d)	955	956,236
Chesterfield County Economic Development Authority, RB
5.00%, 04/01/43	2,500	2,622,630
5.00%, 04/01/45	6,500	6,770,794
City of Norfolk Virginia Water Revenue, RB, 5.00%, 11/01/45	5,230	5,463,507
City of Richmond VA Public Utility Revenue, Refunding RB
Series B, 4.25%, 01/15/47	2,750	2,681,200
Series B, 5.00%, 01/15/51	3,375	3,462,468
County of Fairfax Virginia Sewer Revenue, RB, Series A, 5.00%, 07/15/46	5,000	5,187,365
Fairfax County Industrial Development Authority, Refunding RB
4.00%, 05/15/42	5,255	4,903,332
Security	Par (000)	Value
Virginia (continued)
Fairfax County Industrial Development Authority, Refunding RB (continued)
Series A, 4.00%, 05/15/48	$1,780	$ 1,595,118
Henrico County Economic Development Authority, Refunding RB, Series A, 5.00%, 11/01/48	1,425	1,436,423
Lower Magnolia Green Community Development Authority, SAB(d)
5.00%, 03/01/35	2,530	2,530,303
5.00%, 03/01/45	2,780	2,710,993
Tobacco Settlement Financing Corp., Refunding RB, Series A-1, 6.71%, 06/01/46	23,305	16,454,696
Virginia Commonwealth University Health System Authority, RB
Series A, 5.25%, 07/01/49	4,800	5,018,247
Series A, 4.00%, 07/01/54	2,500	2,110,692
Virginia Housing Development Authority, RB, S/F Housing
Series E-2, 4.40%, 10/01/44	680	657,522
Series E-2, 4.55%, 10/01/49	1,965	1,880,517
Virginia Public Building Authority, RB, Series A, 5.00%, 08/01/45	4,600	4,833,034
Virginia Resources Authority, Refunding RB
(SAW), 5.00%, 11/01/37	3,000	3,336,809
Series B, 5.00%, 11/01/50	5,000	5,131,058
Winchester Economic Development Authority, RB, Series A, 5.00%, 08/01/43	1,400	1,471,890
		90,093,717
Washington — 2.0%
City of Seattle WA Drainage & Wastewater Revenue, Refunding RB, 5.25%, 05/01/50	625	654,421
City of Tacoma WA Electric System Revenue, Refunding RB, Series A, 5.00%, 01/01/49	1,740	1,773,006
King County Housing Authority, RB, 5.38%, 07/01/45	6,000	6,193,057
Pierce County School District No. 10 Tacoma, GO, (GTD), 5.00%, 12/01/48	1,000	1,026,702
Port of Seattle Washington, ARB
Series A, AMT, 4.00%, 05/01/43	5,000	4,579,534
Series B, AMT, Intermediate Lien, 5.25%, 10/01/43	7,615	7,980,502
Port of Seattle Washington, Refunding ARB, Series B, AMT, Intermediate Lien, 5.25%, 07/01/49	7,995	8,111,589
State of Washington, GO
Series 2024-A, 5.00%, 08/01/43	14,025	14,644,495
Series E, 5.00%, 08/01/44	3,980	4,191,925
Series F, 5.00%, 06/01/49	10,000	10,269,332
Vancouver Housing Authority, RB, M/F Housing, 5.00%, 08/01/40	1,675	1,658,438
Washington State Housing Finance Commission, RB(d)
Series A, 4.00%, 07/01/27	295	293,517
Series A, 5.50%, 01/01/44	920	900,211
Washington State Housing Finance Commission, RB, M/F Housing, Series 2, Class 1, Sustainability Bonds, 4.22%, 03/01/50	3,518	3,324,544
		65,601,273
Wisconsin — 1.1%
Public Finance Authority, ARB
AMT, 4.00%, 07/01/41	1,755	1,579,308
AMT, 4.25%, 07/01/54	6,310	5,280,625
Public Finance Authority, RB
6.25%, 10/01/31(b)(d)(f)	1,285	128,500
7.00%, 10/01/47(b)(d)(f)	1,285	128,500
Class B, 7.00%, 12/01/30(b)(d)(f)	1,620	1,052,984
Series A, 7.00%, 11/01/46(b)(d)(f)	5,085	1,779,750

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Wisconsin (continued)
Public Finance Authority, RB (continued)
AMT, 6.50%, 06/30/60	$7,500	$ 8,202,875
Public Finance Authority, Refunding RB, Series B, 6.13%, 10/01/49(d)	8,530	7,629,416
University of Wisconsin Hospitals & Clinics, RB, Series A, Sustainability Bonds, 5.00%, 04/01/49	1,630	1,635,270
Wisconsin Health & Educational Facilities Authority, RB
5.25%, 08/15/50	5,000	5,102,341
Series A, 5.75%, 08/15/59	1,575	1,605,924
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/44	1,700	1,721,321
		35,846,814
Total Municipal Bonds — 93.1% (Cost: $3,154,811,526)		3,067,269,440
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
California — 0.8%
City of Los Angeles Department of Airports, Refunding ARB, Series A, AMT, Sustainability Bonds, 5.25%, 05/15/50	10,000	10,229,385
San Diego County Regional Airport Authority, ARB, Series B, AMT, 5.00%, 07/01/53	17,420	17,454,212
		27,683,597
Colorado — 0.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.00%, 12/01/48(k)	19,910	19,642,643
Florida — 2.0%
County of Miami-Dade Florida Transit System, RB
5.00%, 07/01/48	13,815	14,107,667
0.00%, 07/01/50	15,000	15,228,759
5.00%, 07/01/51	10,000	10,126,785
School District of Broward County, GO, 5.00%, 07/01/51(k)	26,045	26,269,561
		65,732,772
Georgia — 0.3%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/47	10,000	10,096,843
Hawaii — 0.3%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/48(k)	10,000	10,011,270
Illinois — 0.3%
Sales Tax Securitization Corp., Refunding RB, Series A, 2nd Lien, 5.00%, 01/01/33	10,000	10,863,867
Kansas — 0.8%
Kansas Development Finance Authority, RB, Series C-1, 5.00%, 09/01/50(k)	26,825	27,283,253
Kentucky — 0.4%
Louisville and Jefferson County Metropolitan Sewer District, Refunding RB, Series C, 5.00%, 05/15/49	11,995	12,219,807
Security	Par (000)	Value
Massachusetts — 0.6%
Commonwealth of Massachusetts, GO, Series I, 5.00%, 12/01/53	$10,000	$ 10,157,678
Commonwealth of Massachusetts, GOL, Series C, 5.00%, 10/01/48	9,500	9,749,058
		19,906,736
Nebraska — 0.9%
Omaha Public Power District, RB, Series A, 5.25%, 02/01/48	28,050	29,144,127
Nevada — 0.3%
Las Vegas Valley Water District, GOL, Series A, 5.25%, 06/01/50	10,000	10,452,698
New York — 1.9%
Empire State Development Corp., RB, Series A, 5.00%, 03/15/50	12,000	12,227,527
Port Authority of New York & New Jersey, Refunding ARB, AMT, 5.00%, 01/15/52	40,000	40,043,163
Triborough Bridge & Tunnel Authority, Refunding RB, Series A-1, 5.00%, 05/15/51	9,070	9,225,831
		61,496,521
Pennsylvania — 0.3%
City of Philadelphia Pennsylvania Airport Revenue, Refunding ARB, AMT, 5.00%, 07/01/51(k)	10,000	9,856,724
Texas — 0.9%
City of El Paso Texas Water & Sewer Revenue, Refunding RB, 5.00%, 03/01/52	10,000	10,096,478
Texas Water Development Board, RB, Series A, 5.00%, 10/15/44	16,930	17,604,034
		27,700,512
Utah — 0.3%
City of Salt Lake City Utah Airport Revenue, ARB, Series A, AMT, 5.25%, 07/01/48(k)	10,000	10,063,257
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 10.7% (Cost: $351,238,993)		352,154,627

	Shares
Warrants
Construction & Engineering — 0.0%
Brightline West, (Expires 11/26/35, Strike Price USD 5.00)(a)(b)	1,996,869	998,434
Total Warrants — 0.0% (Cost: $ — )		998,434
Total Long-Term Investments — 103.9% (Cost: $3,506,053,857)		3,424,115,550
Schedule of Investments

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Short-Term Securities
Money Market Funds — 2.7%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 2.21%(l)(m)	88,586,528	$ 88,595,387
Total Short-Term Securities — 2.7% (Cost: $88,595,146)		88,595,387
Total Investments — 106.6% (Cost: $3,594,649,003)		3,512,710,937
Other Assets Less Liabilities — 0.6%		22,655,662
Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (7.2)%		(238,966,940)
Net Assets — 100.0%		$ 3,296,399,659

(a)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(b)	Non-income producing security.
(c)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(d)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(e)	Zero-coupon bond.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)	When-issued security.
(h)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(i)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)
All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreements, which expire between July 1, 2027 to March 1, 2031, is $75,563,707.

(l)	Affiliate of the Fund.
(m)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 53,494,917	$ 35,100,470 (a)	$ —	$ —	$ —	$ 88,595,387	88,586,528	$ 561,105	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited)(continued)
August 31, 2026
BlackRock Strategic Municipal Opportunities Fund

Fair Value Hierarchy as of Period End (continued)
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ —	$ —	$ 3,693,049	$ 3,693,049
Municipal Bonds	—	3,067,269,440	—	3,067,269,440
Municipal Bonds Transferred to Tender Option Bond Trusts	—	352,154,627	—	352,154,627
Warrants	—	—	998,434	998,434
Short-Term Securities
Money Market Funds	88,595,387	—	—	88,595,387
	$88,595,387	$3,419,424,067	$4,691,483	$3,512,710,937
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, TOB Trust Certificates of $237,914,965 are categorized as Level 2 within the fair value hierarchy.

Portfolio Abbreviation
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
GOL	General Obligation Ltd.
GTD	Guaranteed
M/F	Multi-Family
PSF	Permanent School Fund
RB	Revenue Bonds
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
Schedule of Investments